CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT (Unaudited) - USD ($)	Total	Previously Reported [Member]	Common Stock	Common Stock Revision of Prior Period, Adjustment [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Revision of Prior Period, Adjustment [Member]	Accumulated Net Parent Investment In Peak Bio Previously Reported [Member]	Accumulated Net Parent Investment In Peak Bio Revision of Prior Period, Adjustment [Member]	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) Previously Reported [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Revision of Prior Period, Adjustment [Member]
Balance at Dec. 31, 2020	$ (593,242)	$ (593,242)	$ 1,716	$ 1,716	$ 0	$ 0	$ (159,972)	$ 159,972	$ (433,270)	$ (433,270)	$ (161,688)	$ (161,688)
Balance (in Shares) at Dec. 31, 2020			17,162,742	17,162,742
Capital contribution from parent	6,428,837				6,428,837
Issuance of Shares for Financing Fee	0
Settlement of forward purchase agreement	0
Foreign currency translation	521,713								521,713
Net loss	(8,292,576)										(8,292,576)
Balance at Dec. 31, 2021	(1,935,268)		$ 1,716		6,428,837				88,443		(8,454,264)
Balance (in Shares) at Dec. 31, 2021			17,162,742
Capital contribution from parent	1,363,974				1,363,974
Foreign currency translation	(25,540)								(25,540)
Net loss	(2,100,435)										(2,100,435)
Balance at Mar. 31, 2022	(2,697,269)		$ 1,716		7,792,811				62,903		(10,554,699)
Balance (in Shares) at Mar. 31, 2022			17,162,742
Balance at Dec. 31, 2021	(1,935,268)		$ 1,716		6,428,837				88,443		(8,454,264)
Balance (in Shares) at Dec. 31, 2021			17,162,742
Capital contribution from parent	1,363,974				1,363,974
Issuance of common stock, shares			132,302
Issuance of common stock	1,152,163		$ 13		1,152,150
Shares acquired in reverse recapitalization net of transaction fees, shares			2,234,363
Shares acquired in reverse recapitalization net of transaction fees	128,161		$ 224		127,937
Issuance of shares to PIPE Subscribers	4,025,000		$ 40		4,024,960
Issuance of shares to PIPE Subscribers, shares			402,500
Issuance of Shares for Debt Settlement	3,419,712		$ 18		3,419,694
Issuance of Shares for Debt Settlement, shares			176,579
Issuance of Shares for Financing Fee	250,000		$ 5		249,995
Issuance Of Shares For Financing Fee, shares			50,200
Settlement of Forward Purchase Agreement, shares			(375,939)
Settlement of forward purchase agreement	(3,802,623)		$ (38)								(3,802,585)
Share-based compensation	452,046				452,046
Foreign currency translation	(58,925)								(58,925)
Net loss	(13,088,717)										(13,088,717)
Balance at Dec. 31, 2022	(8,094,477)		$ 1,978		17,219,593				29,518		(25,345,566)
Balance (in Shares) at Dec. 31, 2022			19,782,747
Issuance of common stock, shares			412,763
Issuance of common stock	250,000		$ 41		249,959
Issuance of Shares for Financing Fee	250,000
Share-based compensation	165,007				165,007
Foreign currency translation	71,576								71,576
Net loss	(6,766,834)										(6,766,834)
Balance at Mar. 31, 2023	$ (14,374,728)		$ 2,019		$ 17,634,559				$ 101,094		$ (32,112,400)
Balance (in Shares) at Mar. 31, 2023			20,195,510